February 19, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

SUBJECT: Rule 24f-2 Notice for Horace Mann Short-Term Investment Fund, Inc. File No. 2-81830

Dear Sir or Madam:

This Notice is filed on behalf of Horace Mann Short-Term Investment Fund, Inc. pursuant to the requirements of Rule 24f-2 under the Investment Company Act of 1940.

  1. Fiscal year for which notice is filed: January 1, 1995 through December 31, 1995.
  2. Dollar amount of securities registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 but which remain unsold as of January 1, 1995: 0.
  3. Dollar amount of securities registered during the fiscal year ended December 31, 1995 other than pursuant to Rule 24f-2: 0.
  4. Dollar amount of securities sold during the fiscal year ended December 31, 1995: $7,337,135.
  5. Net dollar amount of securities sold during the fiscal year ended December 31, 1995 (less redemptions): ($107,946).
  6. Dollar amount of securities sold during the fiscal year ended December 31, 1995 in reliance upon Rule 24f-2: ($107,946)
  7. Fee at $100 minimum: $100.00.

Sincerely,




William J. Kelly, FLMI
Treasurer
Horace Mann Short-Term Investment Fund, Inc.

* Net amount equals purchases of $7,337,135 minus redemptions of $7,445,081 or ($107,946).




February 16, 1996




Mr George Zock
President Horace Mann Short-Term Investment Fund, Inc.
PO Box 4657
Springfield, IL  62708-4657



RE:    Registration of Securities
         Horace Mann Short-Term Investment Fund, Inc.


In my capacity as General Counsel of Horace Mann Educators Corporation, I am familiar with the securities offered by the Horace Mann Short-Term Investment Fund, including the preparation and review of registration statements and post-effective amendments pursuant to the Securities Act of 1933.

After reviewing the relevant documents and making suitable inquiry of Fund personnel, I am of the opinion that the securities issued in fiscal year 1995 by the Fund were legally issued, fully paid and non-assessable.

Sincerely,




Ann Caparros




Registration No. 2-81830



SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549


Rule 24f-2 Notice
(Investment Company Act of 1940)


HORACE MANN SHORT-TERM INVESTMENT FUND, INC.
(Exact Name of Fund)


One Horace Mann Plaza
Springfield, Illinois 62715
(Complete address of depositor's principal executive offices)


William J. Kelly
Treasurer
Horace Mann Short-Term Investment Fund, Inc.
One Horace Mann Plaza
Springfield, Illinois 62715
(Name and complete address of agent for service)


Copies to:

Cathy G. O'Kelly
Vedder, Price, Kaufman and Kammholz
222 N. LaSalle Street
Chicago, IL 60601-1003